American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
May 31, 2023

Select High Yield ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 95.5%
Aerospace and Defense — 2.4%
Bombardier, Inc., 7.875%, 4/15/27(1)(2)	50,000	49,494
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	50,067
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	47,000	46,480
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	39,456
TransDigm, Inc., 6.25%, 3/15/26(1)	117,000	116,304
TransDigm, Inc., 6.375%, 6/15/26	70,000	69,253
TransDigm, Inc., 7.50%, 3/15/27	47,000	46,936
TransDigm, Inc., 5.50%, 11/15/27	186,000	175,048
TransDigm, Inc., 4.875%, 5/1/29	95,000	84,554
		677,592
Air Freight and Logistics — 0.2%
Rand Parent LLC, 8.50%, 2/15/30(1)(2)	50,000	43,219
Western Global Airlines LLC, 10.375%, 8/15/25(1)	47,000	3,172
		46,391
Automobile Components — 1.7%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	189,508
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,157
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(1)	50,000	49,540
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	70,000	71,632
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	70,000	68,331
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	40,198
		466,366
Automobiles — 2.6%
Ford Motor Co., 3.25%, 2/12/32	122,000	92,814
Ford Motor Co., 6.10%, 8/19/32	103,000	96,912
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	189,581
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	177,766
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	183,303
		740,376
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	40,494
Broadline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	47,000	41,608
Building Products — 1.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	117,000	100,629
Griffon Corp., 5.75%, 3/1/28	100,000	92,345
Masonite International Corp., 3.50%, 2/15/30(1)	47,000	39,552
PGT Innovations, Inc., 4.375%, 10/1/29(1)(2)	47,000	42,960
Standard Industries, Inc., 4.375%, 7/15/30(1)	93,000	78,622
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	36,763
		390,871
Capital Markets — 1.5%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	41,564
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24(2)	70,000	65,579
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	70,000	61,420
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	96,552
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	39,251

MSCI, Inc., 3.625%, 9/1/30(1)	126,000	108,224
		412,590
Chemicals — 2.1%
Avient Corp., 5.75%, 5/15/25(1)	47,000	46,824
Chemours Co., 5.75%, 11/15/28(1)	50,000	44,072
FXI Holdings, Inc., 12.25%, 11/15/26(1)(2)	47,000	43,357
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	70,000	68,438
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	47,000	42,485
Olin Corp., 5.00%, 2/1/30	47,000	42,885
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	41,692
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	38,983
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	70,000	55,197
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	25,481
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	38,204
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	62,223
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	39,073
		588,914
Commercial Services and Supplies — 2.2%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	41,075
ADT Security Corp., 4.875%, 7/15/32(1)	103,000	87,903
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	70,000	65,822
Brink's Co., 4.625%, 10/15/27(1)	70,000	65,377
GFL Environmental, Inc., 4.00%, 8/1/28(1)(2)	50,000	44,693
Matthews International Corp., 5.25%, 12/1/25(1)	117,000	111,562
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	47,000	39,660
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	41,325
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	128,000	117,698
		615,115
Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)	70,000	65,822
CommScope, Inc., 4.75%, 9/1/29(1)	36,000	28,400
		94,222
Construction and Engineering — 0.3%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	77,988
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	65,199
Consumer Finance — 2.0%
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(2)	50,000	44,281
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	144,723	129,323
Navient Corp., 7.25%, 9/25/23	65,000	64,958
Navient Corp., 5.875%, 10/25/24	47,000	46,013
Navient Corp., 6.75%, 6/25/25	47,000	45,528
Navient Corp., 5.50%, 3/15/29	47,000	38,947
OneMain Finance Corp., 6.125%, 3/15/24	70,000	68,466
OneMain Finance Corp., 6.875%, 3/15/25	117,000	112,885
		550,401
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	47,000	44,731
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	47,000	45,978
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(1)	50,000	49,738
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	47,000	40,946
		181,393
Containers and Packaging — 1.4%
Ball Corp., 4.875%, 3/15/26	50,000	48,963

Ball Corp., 3.125%, 9/15/31	47,000	38,771
Berry Global, Inc., 4.50%, 2/15/26(1)(2)	70,000	67,487
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	45,532
LABL, Inc., 9.50%, 11/1/28(1)	50,000	50,284
OI European Group BV, 4.75%, 2/15/30(1)	47,000	42,536
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	69,466
TriMas Corp., 4.125%, 4/15/29(1)	47,000	41,794
		404,833
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	45,269
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	41,550
		86,819
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	34,622
Service Corp. International, 3.375%, 8/15/30	47,000	39,178
Service Corp. International, 4.00%, 5/15/31	47,000	40,168
		113,968
Diversified REITs — 1.7%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	47,000	40,474
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	41,179
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	108,000	80,747
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	50,000	33,812
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	70,000	70,080
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	47,000	43,005
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	42,876
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)(2)	47,000	39,364
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(1)	50,000	48,556
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	47,000	37,733
		477,826
Diversified Telecommunication Services — 2.6%
Altice France SA, 5.125%, 7/15/29(1)	200,000	142,595
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	50,000	48,093
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	127,000	122,604
Embarq Corp., 8.00%, 6/1/36	70,000	34,888
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	93,000	53,596
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	122,000	66,031
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	96,000	52,092
Sprint Capital Corp., 6.875%, 11/15/28	47,000	50,288
Sprint Capital Corp., 8.75%, 3/15/32	35,000	42,554
Telecom Italia Capital SA, 6.00%, 9/30/34	47,000	39,603
Telecom Italia Capital SA, 7.20%, 7/18/36	47,000	41,939
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)(2)	70,000	48,977
		743,260
Electric Utilities — 1.6%
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	78,642
NRG Energy, Inc., 6.625%, 1/15/27	19,000	18,969
NRG Energy, Inc., 3.625%, 2/15/31(1)	133,000	104,981
PG&E Corp., 5.00%, 7/1/28(2)	47,000	43,396
PG&E Corp., 5.25%, 7/1/30	47,000	42,524
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	67,399
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	65,855
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	41,008
		462,774
Electrical Equipment — 0.4%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	59,927

WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,206
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	19,000	19,437
		104,570
Electronic Equipment, Instruments and Components — 0.8%
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	120,591
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	104,640
		225,231
Energy Equipment and Services — 2.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	44,975
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	70,000	65,022
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	65,364
Enerflex Ltd., 9.00%, 10/15/27(1)(2)	50,000	48,697
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	44,208
Precision Drilling Corp., 6.875%, 1/15/29(1)(2)	78,000	69,934
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	50,000	45,781
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	20,313	19,859
Transocean, Inc., 7.25%, 11/1/25(1)	50,000	47,053
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	47,000	44,071
Weatherford International Ltd., 8.625%, 4/30/30(1)	97,000	97,565
		592,529
Entertainment — 1.0%
Cinemark USA, Inc., 5.875%, 3/15/26(1)	47,000	44,724
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	41,202
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	64,941
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	39,909
WMG Acquisition Corp., 3.875%, 7/15/30(1)	47,000	40,208
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	47,000	37,957
		268,941
Financial Services — 2.1%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	25,000	24,534
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	61,250
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	39,059
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	37,881
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	47,428
MGIC Investment Corp., 5.25%, 8/15/28	70,000	66,309
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	55,881
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	47,000	40,711
NMI Holdings, Inc., 7.375%, 6/1/25(1)	47,000	47,134
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)(2)	47,000	38,158
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	37,841
Radian Group, Inc., 4.875%, 3/15/27	47,000	44,943
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	39,301
		580,430
Food Products — 1.3%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	47,000	43,309
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	70,000	66,568
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	44,401
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	70,000	68,696
Post Holdings, Inc., 5.75%, 3/1/27(1)	26,000	25,521
Post Holdings, Inc., 4.50%, 9/15/31(1)(2)	50,000	42,377
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	47,000	38,242
US Foods, Inc., 4.75%, 2/15/29(1)	50,000	45,667
		374,781

Ground Transportation — 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	70,000	66,047
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	41,958
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	47,000	42,403
Hertz Corp., 5.00%, 12/1/29(1)	47,000	37,786
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	47,000	41,596
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	51,363
Uber Technologies, Inc., 4.50%, 8/15/29(1)(2)	93,000	85,007
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	92,628
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	60,122
		518,910
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	41,062
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	60,448
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	93,000	79,671
		181,181
Health Care Providers and Services — 4.8%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)(2)	97,000	78,303
Centene Corp., 4.25%, 12/15/27	117,000	110,060
Centene Corp., 4.625%, 12/15/29	71,000	65,909
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	63,000	58,896
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	77,000	65,987
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	47,000	43,789
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	47,000	33,834
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	120,086
DaVita, Inc., 3.75%, 2/15/31(1)(2)	47,000	37,355
HCA, Inc., 5.375%, 2/1/25	70,000	69,549
HCA, Inc., 5.875%, 2/15/26	47,000	47,237
HCA, Inc., 5.375%, 9/1/26	70,000	69,732
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	41,793
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)(2)	47,000	41,970
Molina Healthcare, Inc., 3.875%, 5/15/32(1)(2)	47,000	39,222
Owens & Minor, Inc., 4.50%, 3/31/29(1)	47,000	38,610
Tenet Healthcare Corp., 4.875%, 1/1/26	140,000	135,551
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	69,017
Tenet Healthcare Corp., 5.125%, 11/1/27	47,000	44,954
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	50,000	47,438
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	42,258
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	44,000	42,566
		1,344,116
Health Care REITs — 0.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	33,886
Diversified Healthcare Trust, 4.375%, 3/1/31	47,000	33,690
		67,576
Hotel & Resort REITs — 0.9%
Service Properties Trust, 4.35%, 10/1/24	70,000	67,245
Service Properties Trust, 5.25%, 2/15/26	47,000	41,962
Service Properties Trust, 4.95%, 2/15/27	70,000	58,370
Service Properties Trust, 4.95%, 10/1/29	70,000	53,108
Service Properties Trust, 4.375%, 2/15/30	47,000	34,175
		254,860
Hotels, Restaurants and Leisure — 10.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	43,217
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	100,560

Affinity Interactive, 6.875%, 12/15/27(1)	117,000	102,504
Aramark Services, Inc., 6.375%, 5/1/25(1)	117,000	116,228
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	89,027
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)(2)	97,000	96,795
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	97,000	83,746
Carnival Corp., 10.50%, 2/1/26(1)	70,000	72,806
Carnival Corp., 7.625%, 3/1/26(1)(2)	70,000	66,433
Carnival Corp., 5.75%, 3/1/27(1)	196,000	168,009
Carnival Corp., 9.875%, 8/1/27(1)	47,000	48,558
Carnival Corp., 4.00%, 8/1/28(1)	79,000	68,974
Carnival Corp., 6.00%, 5/1/29(1)	174,000	144,841
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	24,000	26,001
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	50,000	46,914
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	50,000	49,262
Everi Holdings, Inc., 5.00%, 7/15/29(1)(2)	50,000	44,392
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	70,000	61,181
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	29,540
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	43,743
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	38,905
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	118,000	105,109
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	47,000	39,934
Life Time, Inc., 8.00%, 4/15/26(1)(2)	47,000	46,399
MGM Resorts International, 6.75%, 5/1/25	93,000	93,438
MGM Resorts International, 4.75%, 10/15/28(2)	47,000	42,876
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	41,490
NCL Corp. Ltd., 3.625%, 12/15/24(1)	26,000	24,886
NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	42,688
NCL Finance Ltd., 6.125%, 3/15/28(1)(2)	47,000	40,115
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)(2)	47,000	33,418
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	47,000	32,355
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	25,000	23,063
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	68,795
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	47,000	40,007
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	128,761
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	50,000	52,656
Scientific Games International, Inc., 7.25%, 11/15/29(1)	47,000	46,773
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)(2)	50,000	44,877
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	44,095
Travel & Leisure Co., 6.625%, 7/31/26(1)	47,000	46,617
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	39,892
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	68,345
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	61,159
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	93,000	91,263
		2,840,647
Household Durables — 2.7%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	47,000	38,871
Beazer Homes USA, Inc., 6.75%, 3/15/25	70,000	69,630
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	47,000	43,411
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	70,000	53,839
Century Communities, Inc., 6.75%, 6/1/27	117,000	117,095
KB Home, 4.00%, 6/15/31	47,000	39,964
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	40,465
Newell Brands, Inc., 4.70%, 4/1/26	70,000	65,013
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	47,680

Newell Brands, Inc., 6.625%, 9/15/29(2)	50,000	47,281
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	47,000	43,774
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	40,061
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)(2)	47,000	37,656
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	66,431
		751,171
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	33,972
Calpine Corp., 4.50%, 2/15/28(1)	85,000	77,427
Calpine Corp., 5.125%, 3/15/28(1)	118,000	105,840
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	70,000	65,250
Sunnova Energy Corp., 5.875%, 9/1/26(1)	47,000	41,324
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	47,000	44,129
		367,942
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	59,002
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	47,000	18,750
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	40,114
		58,864
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	47,000	45,431
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	47,000	43,983
		89,414
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	47,000	39,171
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	50,000	43,024
Machinery — 0.3%
Hillenbrand, Inc., 3.75%, 3/1/31	47,000	39,061
Terex Corp., 5.00%, 5/15/29(1)	47,000	43,610
		82,671
Media — 8.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	64,936
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	63,097
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	47,000	43,890
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	59,120
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	96,419
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	93,832
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	109,709
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	71,078
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(2)	47,000	41,495
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	157,712
CSC Holdings LLC, 5.75%, 1/15/30(1)	200,000	88,309
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	103,187
DISH DBS Corp., 7.75%, 7/1/26	70,000	40,251
DISH DBS Corp., 5.25%, 12/1/26(1)	161,000	127,479
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	18,180
DISH DBS Corp., 5.125%, 6/1/29	47,000	21,367
GCI LLC, 4.75%, 10/15/28(1)	47,000	39,741
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	117,000	96,505
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	47,000	30,508
iHeartCommunications, Inc., 5.25%, 8/15/27(1)(2)	47,000	33,070
iHeartCommunications, Inc., 4.75%, 1/15/28(1)(2)	47,000	32,655

Lamar Media Corp., 3.75%, 2/15/28	47,000	42,456
Lamar Media Corp., 4.875%, 1/15/29	47,000	43,528
Lamar Media Corp., 4.00%, 2/15/30	47,000	41,196
News Corp., 3.875%, 5/15/29(1)	70,000	61,561
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	43,180
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	93,000	83,434
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	36,000	29,311
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	137,000	79,602
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	30,785
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	22,086
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	63,554
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	58,704
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	47,000	41,084
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	34,731
Univision Communications, Inc., 5.125%, 2/15/25(1)	70,000	67,692
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	44,567
Videotron Ltd., 3.625%, 6/15/29(1)(2)	72,000	62,046
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	180,023
		2,462,080
Metals and Mining — 2.5%
Arconic Corp., 6.00%, 5/15/25(1)	47,000	47,244
Arconic Corp., 6.125%, 2/15/28(1)	47,000	47,483
ATI, Inc., 4.875%, 10/1/29	25,000	22,215
ATI, Inc., 5.125%, 10/1/31	47,000	41,283
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	45,361
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	25,000	22,250
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	40,232
Coeur Mining, Inc., 5.125%, 2/15/29(1)(2)	47,000	39,651
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	47,000	44,993
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	50,000	47,235
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)(2)	47,000	42,271
IAMGOLD Corp., 5.75%, 10/15/28(1)	47,000	36,732
Novelis Corp., 4.75%, 1/30/30(1)	117,000	103,942
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	96,000	81,220
Taseko Mines Ltd., 7.00%, 2/15/26(1)	47,000	42,174
		704,286
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	47,000	39,351
Oil, Gas and Consumable Fuels — 15.1%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	45,540
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	47,000	47,698
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	89,300
Apache Corp., 4.25%, 1/15/30(2)	50,000	44,954
Apache Corp., 5.10%, 9/1/40	70,000	57,681
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)(2)	47,000	41,316
Callon Petroleum Co., 7.50%, 6/15/30(1)(2)	50,000	46,423
Cheniere Energy Partners LP, 4.00%, 3/1/31	163,000	143,626
Cheniere Energy, Inc., 4.625%, 10/15/28	47,000	44,157
Citgo Holding, Inc., 9.25%, 8/1/24(1)	47,000	47,127
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	46,230
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	45,305
CNX Resources Corp., 7.375%, 1/15/31(1)	50,000	48,185
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	55,138
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	39,245

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	47,000	46,163
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	47,000	43,537
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	117,000	114,765
DCP Midstream Operating LP, 5.125%, 5/15/29	70,000	68,127
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	42,824
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	100,000	98,847
EnLink Midstream LLC, 6.50%, 9/1/30(1)	47,000	46,759
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	67,815
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	56,344
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	55,798
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	46,544
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	47,000	45,982
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	47,000	41,145
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	47,000	40,411
EQT Corp., 3.90%, 10/1/27(2)	70,000	65,107
EQT Corp., 7.00%, 2/1/30	47,000	48,694
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	114,093
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	45,228
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	67,015
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	68,751
Hess Midstream Operations LP, 5.125%, 6/15/28(1)(2)	47,000	44,071
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	47,000	42,008
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	47,000	43,358
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	37,533
Matador Resources Co., 5.875%, 9/15/26(2)	70,000	67,678
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	66,209
Murphy Oil Corp., 5.875%, 12/1/27(2)	47,000	45,675
Murphy Oil Corp., 6.375%, 7/15/28(2)	47,000	46,379
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	70,000	66,958
NuStar Logistics LP, 6.375%, 10/1/30	47,000	45,306
Occidental Petroleum Corp., 5.50%, 12/1/25	47,000	46,840
Occidental Petroleum Corp., 3.40%, 4/15/26	47,000	43,605
Occidental Petroleum Corp., 8.50%, 7/15/27	57,000	62,487
Occidental Petroleum Corp., 6.375%, 9/1/28	47,000	48,407
Occidental Petroleum Corp., 8.875%, 7/15/30	58,000	66,892
Occidental Petroleum Corp., 6.625%, 9/1/30	47,000	49,040
Occidental Petroleum Corp., 6.125%, 1/1/31	33,000	33,570
Occidental Petroleum Corp., 7.50%, 5/1/31	47,000	51,098
Occidental Petroleum Corp., 4.40%, 4/15/46	104,000	78,957
Parkland Corp., 4.625%, 5/1/30(1)(2)	47,000	40,688
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	47,000	43,778
Range Resources Corp., 8.25%, 1/15/29	47,000	49,010
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,241
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	44,938
SM Energy Co., 6.75%, 9/15/26	70,000	67,686
Southwestern Energy Co., 5.375%, 2/1/29	47,000	43,824
Southwestern Energy Co., 5.375%, 3/15/30	47,000	43,250
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,289
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	47,000	41,287
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	40,890
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	40,024
Talos Production, Inc., 12.00%, 1/15/26	34,000	35,829
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	47,000	44,092
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	47,000	47,210

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	117,000	112,926
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	47,000	43,294
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	43,118
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	81,021
Viper Energy Partners LP, 5.375%, 11/1/27(1)	70,000	67,410
Vital Energy, Inc., 9.50%, 1/15/25(2)	70,000	69,312
Western Midstream Operating LP, 3.35%, 2/1/25	70,000	66,855
Western Midstream Operating LP, 5.50%, 2/1/50	88,000	70,341
		4,278,258
Passenger Airlines — 1.9%
Air Canada, 3.875%, 8/15/26(1)(2)	47,000	43,681
American Airlines, Inc., 11.75%, 7/15/25(1)	114,000	124,979
American Airlines, Inc., 7.25%, 2/15/28(1)	29,000	28,414
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	69,643	68,411
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	71,949
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	65,000	61,021
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	46,429	43,216
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	44,511
United Airlines, Inc., 4.625%, 4/15/29(1)	50,000	45,343
		531,525
Personal Care Products — 0.3%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	44,020
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	40,625
		84,645
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)(2)	72,000	46,874
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)(2)	86,000	54,089
Prestige Brands, Inc., 3.75%, 4/1/31(1)	75,000	61,845
		162,808
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	63,168
Real Estate Management and Development — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	70,000	62,544
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	43,356
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	41,863
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	47,000	34,006
		181,769
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	42,507
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	47,000	39,439
		81,946
Software — 1.9%
Castle US Holding Corp., 9.50%, 2/15/28(1)	70,000	38,433
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	50,000	44,267
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)(2)	47,000	41,014
GoTo Group, Inc., 5.50%, 9/1/27(1)	47,000	26,824
NCR Corp., 5.125%, 4/15/29(1)(2)	70,000	61,317
NCR Corp., 6.125%, 9/1/29(1)	47,000	46,659
NCR Corp., 5.25%, 10/1/30(1)	70,000	59,851
Open Text Corp., 3.875%, 12/1/29(1)	70,000	58,387
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	39,860
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	38,608
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	66,881
		522,101

Specialized REITs — 1.2%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	131,184
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	62,533
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	40,069
SBA Communications Corp., 3.875%, 2/15/27	117,000	107,945
		341,731
Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	40,369
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	47,000	44,836
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	62,584
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	42,801
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	58,374
Gap, Inc., 3.875%, 10/1/31(1)	47,000	32,478
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	21,667
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	40,555
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	65,010
Match Group Holdings II LLC, 3.625%, 10/1/31(1)(2)	47,000	38,339
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	32,211
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	47,000	37,434
Staples, Inc., 7.50%, 4/15/26(1)	185,000	152,263
Staples, Inc., 10.75%, 4/15/27(1)	47,000	28,875
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	41,223
		739,019
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 9.625%, 12/1/32(1)	23,000	25,122
Xerox Holdings Corp., 5.00%, 8/15/25(1)	47,000	44,275
Xerox Holdings Corp., 5.50%, 8/15/28(1)	47,000	40,087
		109,484
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	40,603
Fly Leasing Ltd., 7.00%, 10/15/24(1)	70,000	62,270
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	36,000	35,017
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	42,246
		180,136
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	55,118
Wireless Telecommunication Services — 1.1%
Sprint LLC, 7.125%, 6/15/24	117,000	118,307
T-Mobile USA, Inc., 2.25%, 2/15/26	47,000	43,607
T-Mobile USA, Inc., 3.375%, 4/15/29	93,000	84,263
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	70,926
		317,103
TOTAL CORPORATE BONDS (Cost $30,443,667)		26,978,559
PREFERRED STOCKS — 0.8%
Banks — 0.7%
Bank of America Corp., 6.25%	70,000	68,880
Citigroup, Inc., 4.70%	103,000	89,569
JPMorgan Chase & Co., 6.125%	47,000	46,441
		204,890
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	25,000	23,710
TOTAL PREFERRED STOCKS (Cost $249,102)		228,600

SHORT-TERM INVESTMENTS — 9.3%
Money Market Funds — 9.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	896,016	896,016
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,716,838	1,716,838
TOTAL SHORT-TERM INVESTMENTS (Cost $2,612,854)		2,612,854
TOTAL INVESTMENT SECURITIES — 105.6% (Cost $33,305,623)		29,820,013
OTHER ASSETS AND LIABILITIES — (5.6)%		(1,568,250)
TOTAL NET ASSETS — 100.0%		$28,251,763

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,793,560, which represented 66.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,765,530. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,831,372, which includes securities collateral of $114,534.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$26,978,559	—
Preferred Stocks	—	228,600	—
Short-Term Investments	$2,612,854	—	—
	$2,612,854	$27,207,159	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.